CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues:
Storage rental	$ 751,070	$ 708,056
Service	496,976	373,984
Total Revenues	1,248,046	1,082,040
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	546,622	451,909
Selling, general and administrative	280,723	258,723
Depreciation and amortization	183,615	165,642
Acquisition and Integration Costs	15,661	0
Restructuring Charges	0	39,811
(Gain) Loss on disposal/write-down of property, plant and equipment, net	(705)	(4,451)
Total Operating Expenses	1,025,916	911,634
Operating Income (Loss)	222,130	170,406
Interest Expense, Net (includes Interest Income of $7,341, $8,312 and $6,559 in 2021, 2020 and 2019, respectively)	114,442	104,422
Other Expense (Income), Net	55,901	4,713
Net Income (Loss) Before Provision (Benefit) for Income Taxes	51,787	61,271
Provision (Benefit) for Income Taxes	10,080	14,640
Net Income (Loss)	41,707	46,631
Less: Net income (loss) attributable to noncontrolling interests	(592)	1,028
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 42,299	$ 45,603
Earnings (Losses) per Share:
Net income (loss) per share attributable to Iron Mountain Incorporated -basic (in dollars per share)	$ 0.15	$ 0.16
Net income (loss) attributable to iron mountain incorporated - dilute (in dollars per share)	$ 0.14	$ 0.16
Weighted-average shares—basic (in shares)	290,328,000	288,756,000
Weighted average common shares outstanding-diluted (in shares)	291,845,602	289,528,287